Investment Risks	Feb. 25, 2026
T. Rowe Price Retirement Income 2020 Fund | Managed payout program [Member]
Prospectus [Line Items]
Risk [Text Block]

Managed payout program: The level of monthly income provided by the managed payout program is not guaranteed, will generally vary from year to year, and may not keep pace with the rate of inflation. It is possible that the fund’s monthly distribution amount will substantially increase or decrease from one year to the next because the scheduled monthly distributions during any calendar year are based on market performance from the previous five years. While monthly distributions within a calendar year are expected to remain constant, there is no assurance or guarantee that the fund will be able to provide a fixed level of cash distributions at any time or over any particular period. It is anticipated that the fund will continue to make monthly distributions under its managed payout program regardless of the fund’s investment performance. Since these distributions will be made from fund assets and shareholders are generally not expected to reinvest monthly distributions in additional fund shares, the fund’s monthly distributions will reduce the amount of assets available for investment by the fund, which could make it difficult for the fund to maintain its targeted annual distribution rate, particularly if the fund experiences significant investment losses at the same time its assets are decreasing. Even if the fund’s assets do not decrease, it is possible the fund will be unable to maintain the amount of its scheduled distributions without returning capital to shareholders.

T. Rowe Price Retirement Income 2020 Fund | Active management/Asset allocation [Member]
Prospectus [Line Items]
Risk [Text Block]

Active management/Asset allocation: The fund’s overall level of risk will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of different areas of the market. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes, market sectors, and investment styles represented by those underlying funds could cause the fund to underperform other funds with a similar benchmark or investment objective(s).

T. Rowe Price Retirement Income 2020 Fund | Investments in other funds [Member]
Prospectus [Line Items]
Risk [Text Block]

Investments in other funds: The fund bears the risk that its underlying funds will fail to successfully employ their investment strategies. One or more underlying fund’s underperformance or failure to meet its investment objective(s) as intended could cause the fund to underperform similarly managed funds.

T. Rowe Price Retirement Income 2020 Fund | Market conditions [Member]
Prospectus [Line Items]
Risk [Text Block]

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by an underlying fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of an underlying fund’s holdings and markets generally, including geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Retirement Income 2020 Fund | Fixed income exposure [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed income exposure: An underlying fixed income fund’s share price can fall because of various factors affecting bonds or due to general weakness in the overall fixed income markets. The fund invests in underlying funds with varying levels of credit risk, interest rate risk, inflation risk, and liquidity risk. At times, participants in fixed income markets may develop concerns about the ability of certain issuers to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets, which could hamper an underlying fund’s ability to sell the bonds or other debt instruments in which it invests or to find and purchase suitable investments.

T. Rowe Price Retirement Income 2020 Fund | Equity exposure [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity exposure: An underlying equity fund’s share price can fall because of weakness in the overall stock markets, a particular industry, or specific holdings. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of an underlying equity fund may decline due to general weakness or volatility in the stock markets, adverse conditions impacting a particular industry or market sector, or factors affecting an investment style or market capitalization targeted by the fund.

T. Rowe Price Retirement Income 2020 Fund | Foreign investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing: Underlying funds with exposure to foreign investments carry greater risk because non-U.S. securities tend to be more volatile and have lower overall liquidity and trading volume than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. Further, securities of non-U.S. issuers are subject to trading markets with potential governmental interference, varying regulatory, auditing, and accounting standards, and settlement and clearance practices that differ from those of U.S. issuers. Investment in non-U.S. securities also carries currency risk. Any attempts to hedge currency risk could be unsuccessful. Such investments may have higher transaction costs compared with U.S. markets. Investments in emerging market countries are subject to greater risk and overall volatility than investments in other developed markets.

T. Rowe Price Retirement Income 2020 Fund | Emerging markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging markets: Investing in underlying funds that hold securities of issuers in emerging market countries involves greater risk and overall volatility than investing in underlying funds that hold securities of issuers in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. In addition to the risks normally associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on an underlying fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

T. Rowe Price Retirement Income 2020 Fund | Interest rates [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rates: A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, underlying bond funds with longer weighted average maturities and durations carry greater interest rate risk. Duration, which is expressed in years, is a calculation that estimates the price sensitivity of a bond or bond fund to changes in interest rates (for example, if interest rates were to rise 1%, a bond or bond fund with a duration of five years would be expected to lose approximately 5% of its value). Changes in monetary policy made by central banks and/or governments are likely to affect the interest rates or yields of securities in which an underlying fund invests.

T. Rowe Price Retirement Income 2020 Fund | Prepayments and extensions [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayments and extensions: Underlying funds that invest in mortgage-backed securities, certain asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the underlying fund’s portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

T. Rowe Price Retirement Income 2020 Fund | Credit quality [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit quality: An issuer of a debt instrument held by an underlying fund could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. The fund’s exposure to credit risk is increased to the extent the fund invests in underlying funds that hold securities that are not considered investment-grade. Holdings that are rated below investment grade carry greater risk of default and erratic price swings due, in part, to potentially adverse changes in the credit quality of the issuer.

T. Rowe Price Retirement Income 2020 Fund | Market capitalization [Member]
Prospectus [Line Items]
Risk [Text Block]

Market capitalization: Because the fund invests in certain underlying funds that focus on a particular market capitalization, its share price may be negatively affected if investing in that market capitalization falls out of favor. Small- and mid-cap companies often have less experienced management, more limited financial resources, and less publicly available information than large-cap companies, and tend to be more sensitive to changes in overall economic conditions. As a result, investments in small-cap and mid-cap companies are likely to be more volatile than investments in large-cap companies. However, large-cap companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.

T. Rowe Price Retirement Income 2020 Fund | Investment style [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment style: Because the fund invests in certain underlying funds that focus on growth stocks and certain underlying funds that focus on value stocks, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than the overall stock market and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time (or at all) or that they are actually appropriately priced at a low level.

T. Rowe Price Retirement Income 2020 Fund | Inflation [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation: To the extent the fund invests in underlying funds that are designed to provide protection against the impact of inflation, those investments could adversely affect the fund’s performance when inflation or expectations of inflation are low. During such periods, the values of an underlying fund’s investments in inflation-linked securities or stocks designed to outperform the overall stock market during periods of high or rising inflation could fall and result in losses for the fund, causing the fund to lag the performance of similarly managed funds.

T. Rowe Price Retirement Income 2020 Fund | Liquidity [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity: An underlying fund may not be able to meet requests to redeem shares without significant dilution of the remaining shareholders’ interests in the fund. A particular investment or an entire market segment may become less liquid or even illiquid, sometimes abruptly, which could limit an underlying fund’s ability to purchase or sell holdings in a timely manner at a desired price. Reduced liquidity can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Large redemptions may also have a negative impact on an underlying fund’s overall liquidity.

T. Rowe Price Retirement Income 2020 Fund | Bank loans [Member]
Prospectus [Line Items]
Risk [Text Block]

Bank loans: Underlying funds that invest in bank loans expose the fund to additional risks beyond those normally associated with more traditional debt instruments. An underlying fund’s ability to receive payments in connection with a loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price and they have significantly longer settlement periods than more traditional investments. Bank loans often involve borrowers whose financial condition is troubled or highly leveraged, which increases an underlying fund’s risk that the fund may not receive its proceeds in a timely manner or that the fund may incur losses in order to pay redemption proceeds to its shareholders.

T. Rowe Price Retirement Income 2020 Fund | Cybersecurity breaches [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

T. Rowe Price Retirement Income 2020 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
T. Rowe Price Retirement Income 2025 Fund | Managed payout program [Member]
Prospectus [Line Items]
Risk [Text Block]

Managed payout program: The level of monthly income provided by the managed payout program is not guaranteed, will generally vary from year to year, and may not keep pace with the rate of inflation. It is possible that the fund’s monthly distribution amount will substantially increase or decrease from one year to the next because the scheduled monthly distributions during any calendar year are based on market performance from the previous five years. While monthly distributions within a calendar year are expected to remain constant, there is no assurance or guarantee that the fund will be able to provide a fixed level of cash distributions at any time or over any particular period. It is anticipated that the fund will continue to make monthly distributions under its managed payout program regardless of the fund’s investment performance. Since these distributions will be made from fund assets and shareholders are generally not expected to reinvest monthly distributions in additional fund shares, the fund’s monthly distributions will reduce the amount of assets available for investment by the fund, which could make it difficult for the fund to maintain its targeted annual distribution rate, particularly if the fund experiences significant investment losses at the same time its assets are decreasing. Even if the fund’s assets do not decrease, it is possible the fund will be unable to maintain the amount of its scheduled distributions without returning capital to shareholders.

T. Rowe Price Retirement Income 2025 Fund | Active management/Asset allocation [Member]
Prospectus [Line Items]
Risk [Text Block]

Active management/Asset allocation: The fund’s overall level of risk will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of different areas of the market. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes, market sectors, and investment styles represented by those underlying funds could cause the fund to underperform other funds with a similar benchmark or investment objective(s).

T. Rowe Price Retirement Income 2025 Fund | Investments in other funds [Member]
Prospectus [Line Items]
Risk [Text Block]

Investments in other funds: The fund bears the risk that its underlying funds will fail to successfully employ their investment strategies. One or more underlying fund’s underperformance or failure to meet its investment objective(s) as intended could cause the fund to underperform similarly managed funds.

T. Rowe Price Retirement Income 2025 Fund | Market conditions [Member]
Prospectus [Line Items]
Risk [Text Block]

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by an underlying fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of an underlying fund’s holdings and markets generally, including geopolitical developments (such as trade and tariff arrangements, sanctions, and cybersecurity attacks), recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Retirement Income 2025 Fund | Fixed income exposure [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed income exposure: An underlying fixed income fund’s share price can fall because of various factors affecting bonds or due to general weakness in the overall fixed income markets. The fund invests in underlying funds with varying levels of credit risk, interest rate risk, inflation risk, and liquidity risk. At times, participants in fixed income markets may develop concerns about the ability of certain issuers to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets, which could hamper an underlying fund’s ability to sell the bonds or other debt instruments in which it invests or to find and purchase suitable investments.

T. Rowe Price Retirement Income 2025 Fund | Equity exposure [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity exposure: An underlying equity fund’s share price can fall because of weakness in the overall stock markets, a particular industry, or specific holdings. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of an underlying equity fund may decline due to general weakness or volatility in the stock markets, adverse conditions impacting a particular industry or market sector, or factors affecting an investment style or market capitalization targeted by the fund.

T. Rowe Price Retirement Income 2025 Fund | Foreign investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing: Underlying funds with exposure to foreign investments carry greater risk because non-U.S. securities tend to be more volatile and have lower overall liquidity and trading volume than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. Further, securities of non-U.S. issuers are subject to trading markets with potential governmental interference, varying regulatory, auditing, and accounting standards, and settlement and clearance practices that differ from those of U.S. issuers. Investment in non-U.S. securities also carries currency risk. Any attempts to hedge currency risk could be unsuccessful. Such investments may have higher transaction costs compared with U.S. markets. Investments in emerging market countries are subject to greater risk and overall volatility than investments in other developed markets.

T. Rowe Price Retirement Income 2025 Fund | Emerging markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging markets: Investing in underlying funds that hold securities of issuers in emerging market countries involves greater risk and overall volatility than investing in underlying funds that hold securities of issuers in the U.S. and other developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. In addition to the risks normally associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on an underlying fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

T. Rowe Price Retirement Income 2025 Fund | Interest rates [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rates: A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. The prices and yields of inflation-linked bonds are directly impacted by the rate of inflation as well as changes in interest rates. Generally, underlying bond funds with longer weighted average maturities and durations carry greater interest rate risk. Duration, which is expressed in years, is a calculation that estimates the price sensitivity of a bond or bond fund to changes in interest rates (for example, if interest rates were to rise 1%, a bond or bond fund with a duration of five years would be expected to lose approximately 5% of its value). Changes in monetary policy made by central banks and/or governments are likely to affect the interest rates or yields of securities in which an underlying fund invests.

T. Rowe Price Retirement Income 2025 Fund | Prepayments and extensions [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayments and extensions: Underlying funds that invest in mortgage-backed securities, certain asset-backed securities, or any debt instrument with an embedded call option are subject to prepayment risks because the principal on the security may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the underlying fund’s portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

T. Rowe Price Retirement Income 2025 Fund | Credit quality [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit quality: An issuer of a debt instrument held by an underlying fund could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. The fund’s exposure to credit risk is increased to the extent the fund invests in underlying funds that hold securities that are not considered investment-grade. Holdings that are rated below investment grade carry greater risk of default and erratic price swings due, in part, to potentially adverse changes in the credit quality of the issuer.

T. Rowe Price Retirement Income 2025 Fund | Market capitalization [Member]
Prospectus [Line Items]
Risk [Text Block]

Market capitalization: Because the fund invests in certain underlying funds that focus on a particular market capitalization, its share price may be negatively affected if investing in that market capitalization falls out of favor. Small- and mid-cap companies often have less experienced management, more limited financial resources, and less publicly available information than large-cap companies, and tend to be more sensitive to changes in overall economic conditions. As a result, investments in small-cap and mid-cap companies are likely to be more volatile than investments in large-cap companies. However, large-cap companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.

T. Rowe Price Retirement Income 2025 Fund | Investment style [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment style: Because the fund invests in certain underlying funds that focus on growth stocks and certain underlying funds that focus on value stocks, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than the overall stock market and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time (or at all) or that they are actually appropriately priced at a low level.

T. Rowe Price Retirement Income 2025 Fund | Inflation [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation: To the extent the fund invests in underlying funds that are designed to provide protection against the impact of inflation, those investments could adversely affect the fund’s performance when inflation or expectations of inflation are low. During such periods, the values of an underlying fund’s investments in inflation-linked securities or stocks designed to outperform the overall stock market during periods of high or rising inflation could fall and result in losses for the fund, causing the fund to lag the performance of similarly managed funds.

T. Rowe Price Retirement Income 2025 Fund | Liquidity [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity: An underlying fund may not be able to meet requests to redeem shares without significant dilution of the remaining shareholders’ interests in the fund. A particular investment or an entire market segment may become less liquid or even illiquid, sometimes abruptly, which could limit an underlying fund’s ability to purchase or sell holdings in a timely manner at a desired price. Reduced liquidity can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Large redemptions may also have a negative impact on an underlying fund’s overall liquidity.

T. Rowe Price Retirement Income 2025 Fund | Bank loans [Member]
Prospectus [Line Items]
Risk [Text Block]

Bank loans: Underlying funds that invest in bank loans expose the fund to additional risks beyond those normally associated with more traditional debt instruments. An underlying fund’s ability to receive payments in connection with a loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price and they have significantly longer settlement periods than more traditional investments. Bank loans often involve borrowers whose financial condition is troubled or highly leveraged, which increases an underlying fund’s risk that the fund may not receive its proceeds in a timely manner or that the fund may incur losses in order to pay redemption proceeds to its shareholders.

T. Rowe Price Retirement Income 2025 Fund | Cybersecurity breaches [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

T. Rowe Price Retirement Income 2025 Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.